Goodwill	12 Months Ended
Dec. 31, 2022
GOODWILL.
Goodwill

15.  GOODWILL

The following table sets forth goodwill by cash-generating unit or group of cash-generating units and changes for the years ended December 31, 2022 and 2021:

Company	Cash Generating Unit	Opening Balance 01-01-2021	Transfer	Foreign Currency Translation	Closing Balance 12-31-2021	Transfer to Held for Sale (1)	Foreign Currency Translation	Closing Balance 12-31-2022
		ThCh$	ThCh$	ThCh$	ThCh$		ThCh$	ThCh$
Enel Colina S.A.	Enel Colina S.A.	2,240,478	—	—	2,240,478	—	—	2,240,478
Enel Distribución Chile S.A.	Enel Distribución Chile	128,374,362	(37,912,005)	—	90,462,357	—	—	90,462,357
Enel Transmisión Chile S.A.	Enel Transmisión Chile	—	37,912,005	—	37,912,005	(37,912,005)	—	—
Enel Generación Chile S.A.	Generación Chile	756,642,815	—	—	756,642,815	—	—	756,642,815
Almeyda Solar SpA	Enel Green Power Chile	20,625,818	(20,625,818)	—	—	—	—	—
Enel Green Power Chile S.A.	Enel Green Power Chile	—	20,625,818	3,895,532	24,521,350	—	324,265	24,845,615
Geotérmica del Norte	Enel Green Power Chile	77,445	—	14,627	92,072	—	1,218	93,290
Parque Eólico Talinay Oriente	Enel Green Power Chile	7,744,451	—	1,462,670	9,207,121	—	121,753	9,328,874
	Total	915,705,369	—	5,372,829	921,078,198	(37,912,005)	447,236	883,613,429
(1)	See Note 5.2.

According to the Group Management’s estimates and projections, the expected future cash flows projections attributable to the cash-generating units or groups of cash-generating units, to which the acquired goodwill has been allocated, allow the recovery of its carrying amount as of December 31, 2022 and 2021 (see Note 3.e).

The origin of the goodwill is detailed below:

1.	Enel Colina S.A

On December 31, 1996, Enel Distribución Chile S.A acquired 100% of Empresa Eléctrica de Colina Ltda. (currently Enel Colina S.A.) from Inversiones Saint Thomas S.A., a company that is neither directly or indirectly related to Enel Distribución Chile S.A.

2.	Enel Distribución Chile S.A.

On November 2000, Enersis S.A. (currently Enel Américas S.A.) acquired through a public tender offer, an additional ownership interest of 25.4% in Enel Distribución Chile S.A., reaching 99.99% ownership.

3.	Enel Transmisión Chile S.A. (see Note 5.2)

Enel Transmisión Chile S.A. was incorporated on January 1, 2021, as a result of the spin-off of Enel Distribución Chile S.A., and it was assigned the assets and liabilities associated with the electric power transmission business. The spin-off process was performed to comply with requirements related to the exclusive distribution business, in accordance with the latest amendments to Decree Law No. 4/2016 issued by the Ministry of Economy, Development and Reconstruction. Enel Chile maintained a goodwill arising from the Cash-Generation Unit (CGU) of Enel Distribución Chile S.A. until December 31, 2020. However, as a result of these new regulations and the emergence of a new CGU in the transmission business in 2020, a redistribution of this goodwill was performed using the value in use method as of the 2020 year-end as reference.

On October 21, 2022, Enel Chile completed the sale of its subsidiary Enel Transmisión Chile S.A. to Sociedad Transmisora Metropolitana SpA., through a takeover bid. Consequently, control of Enel Transmisión Chile S.A. was transferred to the new controlling parent Sociedad Transmisora Metropolitana SpA. (see Notes 2.4.1.v and 33).

4.	Enel Generación Chile S.A.

On May 11, 1999, Enersis S.A. (currently Enel Américas S.A.) acquired an additional 35% ownership interest in Empresa Nacional de Electricidad S.A. (currently Enel Generación Chile S.A.) achieving 60% ownership of the generation company, through a public tender offer in the Santiago Stock Exchange and the purchase of shares in the United States (30% and 5%, respectively).

On October 1, 2019, Gasatacama Chile S.A. merged with Enel Generación Chile S.A., with the latter being the legal surviving company. The resulting goodwill was recognized in Enel Generación Chile S.A.

4.1 GasAtacama Chile S.A. (ex Inversiones GasAtacama Holding Limitada)

On April 22, 2014, Empresa Nacional de Electricidad S.A. (currently Enel Generación Chile S.A.) acquired 50% ownership interest in GasAtacama Chile S.A. (formerly Inversiones GasAtacama Holding Limitada), previously held by Southern Cross Latin América Private Equity Fund III L.P.

4.2.GasAtacama Chile S.A. (formerly  Empresa Eléctrica Pangue S.A.)

On July 12, 2002, Empresa Nacional de Electricidad S.A. (currently Enel Generación Chile S.A.) acquired 2.51% of the shares of Empresa Eléctrica Pangue S.A., upon exercise of the sale option by the minority shareholder International Finance Corporation (IFC).

On May 2, 2012, Empresa Eléctrica Pangue S.A. merged with Compañía Eléctrica San Isidro S.A., with the latter being the legal surviving company.

4.3. GasAtacama Chile S.A. (formerly Compañía Eléctrica San Isidro S.A.)

On August 11, 2005, Empresa Nacional de Electricidad S.A. (currently Enel Generación Chile S.A.) acquired an ownership interest in Inversiones Lo Venecia Ltda., whose sole asset was a 25% interest in San Isidro S.A.

On September 1, 2013, Compañía Eléctrica San Isidro S.A. merged with Endesa Eco S.A., with the latter being the legal surviving company.

On November 1, 2013, Endesa Eco S.A. merged with Compañía Eléctrica Tarapacá S.A., with the latter being the legal surviving company.

On November 1, 2016, Celta merged with GasAtacama Chile S.A., with the latter being the legal surviving company.

5.	Enel Green Power Chile S.A.

On March 26, 2013, Enel Green Power Chile S.A. acquired ownership interest in Parque Eólico Talinay Oriente S.A.

In addition, on August 6, 2001, Enel Green Power Chile S.A. acquired interests on the companies Empresa Eléctrica Panguipulli S.A. and Empresa Eléctrica Puyehue S.A., where subsequently Puyehue merged into Panguipulli and the latter became the legal successor company. On July 1, 2020, Empresa Eléctrica Panguipulli S.A. was absorbed by Parque Eólico Taltal SpA and the latter became the legal successor company. On August 1, 2020, Parque Eólico Taltal SpA merged with Almeyda Solar SpA and the latter became the legal successor. Finally, on January 1, 2021, Almeyda Solar SpA merged with Enel Green Power Chile S.A. and the latter became the legal successor company.